Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based Compensation
Note 13. Stock-based Compensation
2016 Stock Option and Grant Plan
In November 2016, the Company’s Board of Directors adopted the 2016 Stock Option and Grant Plan (the Plan) under which officers, employees, directors, consultants and other key persons of the Company or its affiliates may be granted incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock and restricted stock units (“RSUs”).
Under the Plan, stock options are generally granted with an exercise price equal to the estimated fair value of the Company’s common stock, as determined by the Company’s Board of Directors on the date of grant. Options generally have contractual terms of ten years. Incentive stock options (ISO) may only be granted to employees, whereas all other stock awards may be granted to employees, directors, consultants and other key persons.
Outstanding options generally vest over
six
years, contain a
one
-year
cliff, are exercisable immediately and, upon early exercise, are subject to repurchase by the Company at the original exercise price. If an ISO is granted to an optionee who, at the time of grant, owns more than
10
% of the voting power of all classes of capital stock, the term of the ISO is five
years. Options issued under the Plan must be priced at no less than the fair value of the shares on the date of the grant provided, however, that the exercise price of an option granted to a
10
% stockholder is not less than
110
% of the fair value of the shares on the date of grant. The Board of Directors determines the exercisability provisions of a stock option agreement at its sole discretion.
The fair value of the RSU’s granted under the plan determined by the Company’s Board of Directors on the date of grant. Generally, RSUs have six years vesting period and contractual terms of ten years.
In May 2019, the Company cancelled
2,436,083
non-qualified
employee stock options and subsequently
re-issued
incentive stock options and
non-qualified
employee stock options for the same total number of options. As part of the re-issuance,
the exercise price for majority of shares was increased to fair market value, which the Company determined to be $
0.70
per share. The original vesting terms were not changed. The Company accounted for this transaction as a stock option modification and calculated the fair value of the original options immediately prior to the modification and again after the modification occurred using the Black-Scholes option pricing model. The fair value of the modified options was less than the fair value of the original options immediately before the modification. As a result, no additional stock-based compensation was recognized.
The Company has also allowed certain option holders to exercise unvested options and stock purchase rights to purchase shares of common stock. Common shares received from such early exercises are subject to a right of repurchase at the original issuance price. The Company’s repurchase right with respect to these shares typically lapse over six years as the shares become vested.
Former Parent Plan
The Company concluded that the Former Parent Options and Former Parent RSUs represent in substance stock-based compensation awards of the Company (the “Former Parent Plan”) as they are designed to compensate the Company’s employees. As of June 30, 2021 and December 31, 2020,
305,659
and
608,687
common shares of the Company, respectively were subject to repurchase at $
0.02
per share because they related to early exercises of Former Parent Options, and zero shares were subject to repurchase at $
0.02
per share because related Former Parent RSUs were fully vested as of June 30, 2021 and December 31, 2020.
Other Stock-based Awards
In 2017, the Company issued
975,000
common stock options outside of the 2016 Option Plan. The options were fully exercised as of June 30, 2021 and December 31, 2020, and
633,750
and
682,500
shares of common stock, respectively, were subject to repurchase at a weighted average price of $
0.1
per share and $
0.1
million, was recorded as a stock repurchase
liability
in early exercised stock option liabilities on the condensed consolidated balance sheets.
The Company records stock-based compensation expense for stock options based on the estimated fair value of the options on the date of the grant using the Black-Scholes option-pricing model. The absence of a public market for the Company’s common stock requires the Company’s board of directors to estimate the fair value of its common stock for purposes of granting options and for determining stock-based compensation expense by considering several objective and subjective factors, including contemporaneous third-party valuations, actual and forecasted operating and financial results, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the rights and preferences of common and convertible preferred stock, and transactions involving the Company’s common stock. The fair value of the Company’s common stock was determined in accordance with the applicable elements of the American Institute of Certified Public Accountants guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.
The following sets forth the total stock-based compensation expense for the Company’s stock options included in the Company’s condensed consolidated statements of operations (in thousands):

	Six months ended June 30,
	2021	2020
Research and development expenses	$7,939	$2,350
Selling, general and administrative expenses	3,861	315

Total stock-based compensation expense	$11,800	$2,665

Note 11. Stock-based Compensation
2016 Stock Option and Grant Plan
In November 2016, the Company’s Board of Directors adopted the 2016 Stock Option and Grant Plan (the Plan) under which officers, employees, directors, consultants and other key persons of the Company or its affiliates may be granted incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock and restricted stock units.
Under the Plan, stock options are generally granted with an exercise price equal to the estimated fair value of the Company’s common stock, as determined by the Company’s Board of Directors on the date of grant. Options generally have contractual terms of ten years. Incentive stock options (ISO) may only be granted to employees, whereas all other stock awards may be granted to employees, directors, consultants and other key persons.
Outstanding options generally vest over six years, contain a one-year
cliff, are exercisable immediately and, upon early exercise, are subject to repurchase by the Company at the original exercise price. If an ISO is granted to an optionee who, at the time of grant, owns more than 10% of the voting power of all classes of capital stock, the term of the ISO is five years. Options issued under the Plan must be priced at no less than the fair value of the shares on the date of the grant provided, however, that the exercise price of an option granted to a 10% stockholder is not less than 110% of the fair value of the shares on the date of grant. The Board of Directors determines the exercisability provisions of a stock option agreement at its sole discretion.
In May 2019, the Company cancelled 2,436,083
non-qualified
employee stock options and subsequently
re-issued
incentive stock options and
non-qualified
employee stock options for the same total number of options. As part of the re-issuance,
the exercise price for majority of shares was increased to fair market value, which the Company determined to be $0.70 per share. The original vesting terms were not changed. The Company accounted for this transaction as a stock option modification and calculated the fair value of the original options immediately prior to the modification and again after the modification occurred using the Black-Scholes option pricing model. The fair value of the modified options was less than the fair value of the original options immediately before the modification. As a result, no additional stock-based compensation was recognized.
The Company has also allowed certain option holders to exercise unvested options and stock purchase rights to purchase shares of common stock. Common shares received from such early exercises are subject to a right of repurchase at the original issuance price. The Company’s repurchase right with respect to these shares typically lapse over six years as the shares become vested. As of December 31, 2020 and 2019, 2,894,573 and 2,788,245 shares, respectively, were subject to repurchase at a weighted average price of $0.38 per share and $0.47 per share, respectively, and $1.1 million and $1.3 million, respectively, was recorded as a stock repurchase lability in early exercised stock option liabilities on the consolidated balance sheets.
Stock option activity under the Plan is as follows, net of
re-issuance
activity noted above:

	Options Outstanding
Stock Option Activity	Options Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balances—January 1, 2019	3,498,354	1,786,829	$0.66
Additional shares authorized	1,400,000	—
Options canceled and forfeited	545,289	(545,289)	$0.69
Repurchases	161,307	—
Options granted	(4,798,400)	4,798,400	$0.69
Options exercised	—	(2,092,409)	$0.66
Options expired	9,766	(9,766)	$0.70

Balances—December 31, 2019	816,316	3,937,765	$0.70	9.37	$28,762
Additional shares authorized	2,682,255
Options canceled and forfeited	761,430	(761,430)	$0.91
Repurchases	21,877	—
Options granted	(4,137,503)	4,137,503	$3.53
Options exercised	—	(204,939)	$1.87

Balances—December 31, 2020	144,375	7,108,899	$2.29	9.06	$187,460

Vested and expected to vest		7,108,899	$2.29	9.06	$187,460
Shares exercisable (vested and unvested)		1,513,553	$1.96	8.75	$40,418
Total stock-based compensation expense for stock awards under the Plan recognized during the years ended December 31, 2020 and 2019 was $7.2 million and $3.9 million, respectively. As of December 31, 2020, total unrecognized compensation cost related to stock awards under the Plan was approximately $65.4 million to be recognized over a weighted average remaining requisite service period of 5.28 years.
The weighted-average grant date fair value of options granted under the Plan in the years ended December 31, 2020 and 2019 was $14.31 and $4.10, respectively. The total grant date fair value of options vested during the years ended December 31, 2020 and 2019, was $6.2 million and $2.7 million, respectively. The intrinsic value of options exercised under the Plan was $3.1 million and $7.8 million respectively, during the years ended December 31, 2020 and 2019.
At December 31, 2020 and 2019, 1,139,799 options and 390,462 options, respectively, under the Plan were vested and exercisable with a weighted-average exercise price of $1.10 and $0.70, respectively, and a weighted-average remaining contractual life of 8.55 years and 9.37 years, respectively.
Former Parent Plan
The Company concluded that the Former Parent Options and Former Parent RSUs represent in substance stock-based compensation awards of the Company (the “Former Parent Plan”) as they are designed to compensate the Company’s employees. As of December 31, 2020 and 2019, 608,687 and 1,594,433 common shares of the Company, respectively were subject to repurchase at $0.02 per share because they related to early exercises of Former Parent Options, and zero and 1,666,667 shares, respectively, were subject to repurchase at $0.02 per share because they related to unvested Former Parent RSUs.
Stock option activity under the Former Parent Plan is as follows:

	Options Outstanding
Stock Option Activity	Options Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balances—January 1, 2019	—	1,021,250	$0.02

Balances—December 31, 2019	—	1,021,250	$0.02	5.37	$8,150
Options Exercised	—	(16,703)	$0.02

Balances—December 31, 2020	—	1,004,547	$0.02	4.37	$28,770

Vested and expected to vest		1,004,547	$0.02	4.37	$28,770
Exercisable		1,004,547	$0.02	4.37	$28,770
Total stock-based compensation expense for stock awards under the under the Former Parent Plan recognized during the years ended December 31, 2020 and 2019 was less than $0.1 million. As of December 31, 2020 and 2019, total unrecognized compensation cost related to stock awards under the Former Parent Plan was less than $0.1 million.
The total grant date fair value of options vested during the years ended December 31, 2020 and 2019, was less than $0.1million. The intrinsic value of options exercised under the Former Parent Plan was $0.3 million and none during the years ended December 31, 2020 and 2019 respectively.
At December 31, 2020 and 2019, 1,004,547 options and 1,021,250 options, respectively, under the Plan were vested and exercisable with a weighted-average exercise price of $0.02 and $0.02, respectively, and a weighted-average remaining contractual life of 4.37 years and 5.37 years, respectively.
Other Stock-based Awards
In 2017, the Company issued 975,000 common stock options outside of the 2016 Option Plan. The options were fully exercised as of December 31, 2020 and 2019, and 682,500 and 780,000 shares of common stock, respectively, were subject to repurchase at a weighted average price of $0.1 per share and $0.1 million, was recorded as a stock repurchase lability in early exercised stock option liabilities on the consolidated balance sheets.
The Company records stock-based compensation expense for stock options based on the estimated fair value of the options on the date of the grant using the Black-Scholes option-pricing model. The absence of a public market for the Company’s common stock requires the Company’s board of directors to estimate the fair value of its common stock for purposes of granting options and for determining stock-based compensation expense by considering several objective and subjective factors, including contemporaneous third-party valuations, actual and forecasted operating and financial results, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the rights and preferences of common and convertible preferred stock, and transactions involving the Company’s common stock. The fair value of the Company’s common stock was determined in accordance with the applicable elements of the American Institute of Certified Public Accountants guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.
The assumptions in the Black-Scholes option-pricing models used to determine the fair value of stock options granted during the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31,
	2020	2019
Expected volatility	49.9% - 73.5%	44.9% - 52.0%
Expected dividend yield	0%	0%
Expected term (in years)	5.0 - 6.6	5.1 - 6.6
Risk-free interest rate	1.3% - 1.4%	1.6% - 2.7%
Expected volatility
— As the Company is not publicly traded, the expected volatility for the Company’s stock options was determined by using an average of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected term of the awards.
Risk-free interest rate —
The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon
U.S. Treasury notes with maturities corresponding to the expected term of the awards.
Expected dividend yield
— The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.
Expected term
— The expected term represents the period these stock awards are expected to remain outstanding and is based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules, and expectations of future employee behavior.
The following sets forth the total stock-based compensation expense for the Company’s stock options included in the Company’s consolidated statements of operations (in thousands):

	Year Ended December 31,
	2020	2019
Research and development expenses	$6,130	$3,301
Selling, general and administrative expenses	1,055	605

Total stock-based compensation expense	$7,185	$3,906